Income Taxes (Schedule of Earnings Before Income Taxes and Discontinued Operations) (Details) (USD $) In Millions	12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009
Income Taxes
U.S. Operations	$ 1,299.5	$ 979.6	$ 959.2
Non-U.S. Operations	218.8	232.0	200.6
Earnings before income taxes and discontinued operations	$ 1,518.3	$ 1,211.6	$ 1,159.8